UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                                                 SEC FILE NUMBER
                                                                     0-23226

                                  FORM 12B-25
                                                                  CUSIP NUMBER
                          NOTIFICATION OF LATE FILING


(Check  One):  [ ]  Form 10-K   [ ] Form 20-F [ ] Form 11-K   [X] Form 10-Q
               [ ]  Form  N-SAR   [ ]  Form  N-CSR

For Period Ended     June 27, 2004
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     [ ]  Transition  Report  on  Form  10-K
     [ ]  Transition  Report  on  Form  20-F
     [ ]  Transition  Report  on  Form  11-K
     [ ]  Transition  Report  on  Form  10-Q
     [ ]  Transition  Report  on  Form  N-SAR

For the Transition Period Ended
                                 ----------------

Read  Attached  Instruction  Sheet Before Preparing Form.  Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:


PART I - REGISTRANT INFORMATION

Grill  Concepts,  Inc.
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Full  Name  of  Registrant

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Former  Name  if  Applicable

11661  San  Vicente  Blvd.,  Suite  404
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Address  of  Principal  Executive  Offices  (Street  and  Number)

Los  Angeles,  California  90049
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City,  State  and  Zip  Code


PART  II  -  RULE  12B-25(B)  AND  (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed. (Check box if appropriate)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
     (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion
[X] thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART  III  -  NARRATIVE


State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     The registrant has experienced a delay in the finalization of financial statements relating to certain affiliates arising from a review of the consolidation principles applied to those affiliates. As a result of delays in completion of the affiliated company financial statements, the registrant is unable to file its Form 10-Q for the quarter ended June 27, 2004 by the prescribed due date.


PART IV - OTHER INFORMATION


(1) Name and telephone number of person to contact in regard to this notification

     Michael Sanders                 832                   446-2599
-----------------------          -----------          ------------------
        (Name)                   (Area Code)          (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                                 [X] Yes  [ ] No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                 [X] Yes  [ ] No
     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                              Grill Concepts, Inc.
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                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date       August 11, 2004               By  /s/ Robert Spivak
       -----------------------              -----------------------------------
                                             Robert Spivak, President

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION
     Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).

                              GENERAL INSTRUCTIONS
1. This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.
2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the Form will be made a matter of the public record in the Commission files.
3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.
4. Amendments to the notification must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.
5. Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (Sec. 232.201 or 232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (Sec. 232.13(b) of this chapter).

                              GRILL CONCEPTS, INC.

                                   FORM 12B-25
                            Form 10-Q - June 27, 2004


Part IV, Item 3

The registrant expects that its interest in Chicago - The Grill on the Alley LLC will be revised to effectively treat that entity as a wholly-owned entity due to mandatory distributions to investors in Chicago - The Grill on the Alley LLC which were guaranteed by the registrant. As a result the minority interest in loss of subsidiaries relating to Chicago - The Grill on the Alley LLC reflected in prior year financial statements will not be recorded in the current period and reports for 2003 periods will be restated to effectively reflect Chicago - The Grill on the Alley LLC as a wholly-owned entity consistent with the 2004 period.

Because the registrant has undertaken a review of other entities with co-investors and has not yet completed that review, the registrant cannot at this time reasonably estimate the results of operations for the current period.